UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET INSTITUTIONAL CASH RESERVES

FORM N-Q

NOVEMBER 30, 2011

Notes to Schedule of Investments (unaudited)

Investment in Prime Cash Reserves Portfolio, at value $7,448,239,338

1. Organization and significant accounting policies

Western Asset Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (44.2% at November 30, 2011) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Bank Notes - 1.2%
JPMorgan Chase Bank N.A.	0.435%	5/18/12	$200,000,000	$200,000,000	(a)

Certificates of Deposit - 25.9%
Bank of Montreal Chicago	0.080%	12/1/11	75,000,000	75,000,000
Bank of Montreal Chicago	0.080%	12/7/11	325,000,000	325,000,000
Bank of Nova Scotia	0.300%	2/10/12	232,750,000	232,750,000
Bank of Nova Scotia	0.537%	6/11/12	25,000,000	25,025,233	(a)
Bank of Nova Scotia	0.434%	11/9/12	200,000,000	200,000,000	(a)
Bank of Tokyo Mitsubishi	0.360%	1/24/12	100,000,000	100,000,000
Barclays Bank PLC	0.715%	1/19/12	49,250,000	49,250,000	(a)
Barclays Bank PLC	0.420%	3/12/12	240,000,000	240,000,000
BNP Paribas NY Branch	0.370%	12/15/11	150,000,000	150,000,000
Canadian Imperial Bank	0.352%	2/17/12	132,250,000	132,250,000	(a)
Canadian Imperial Bank	0.350%	6/1/12	20,000,000	20,000,000
Canadian Imperial Bank	0.603%	7/17/12	67,250,000	67,312,468	(a)
Credit Suisse NY	0.419%	3/30/12	125,000,000	125,000,000	(a)
Deutsche Bank AG NY	0.330%	1/11/12	359,500,000	359,500,000
Deutsche Bank AG NY	0.729%	10/19/12	60,000,000	60,000,000	(a)
DnB NOR Bank ASA	0.530%	4/11/12	165,000,000	165,000,000
National Australia Funding	0.380%	3/5/12	100,000,000	99,998,683
National Bank of Canada	0.250%	2/10/12	250,000,000	250,000,000
Nordea Bank Finland NY	0.649%	2/1/12	84,070,000	84,097,867	(a)
Nordea Bank Finland NY	0.682%	2/3/12	155,000,000	155,060,892	(a)
Nordea Bank Finland PLC	0.290%	1/9/12	97,000,000	97,000,000
Royal Bank of Canada	0.350%	2/21/12	100,000,000	100,000,000
Royal Bank of Scotland	0.490%	1/20/12	220,000,000	220,000,000
Societe Generale NY	0.928%	1/30/12	124,500,000	124,500,000	(a)
Societe Generale NY	0.841%	5/9/12	225,000,000	225,000,000	(a)
Svenska Handelsbanken AB	0.380%	2/3/12	223,000,000	223,000,000
Svenska Handelsbanken AB	0.505%	3/20/12	75,000,000	75,001,143
Toronto Dominion Bank NY	0.328%	1/12/12	130,000,000	130,000,000	(a)
Toronto Dominion Bank NY	0.380%	5/4/12	150,000,000	150,000,000
UBS AG Stamford Branch	0.300%	1/13/12	97,000,000	97,000,000

Total Certificates of Deposit				4,356,746,286

Certificates of Deposit (Euro) - 2.3%
ANZ Banking Group Ltd.	0.445%	4/19/12	100,000,000	100,000,000
HSBC Bank PLC	0.350%	2/13/12	245,000,000	245,002,513
ING Bank	0.395%	1/11/12	50,000,000	50,000,569

Total Certificates of Deposit (Euro)				395,003,082

Commercial Paper - 22.4%
ASB Finance Ltd.	0.395%	5/16/12	50,000,000	49,988,460	(b)
Australia & New Zealand	0.501%	5/15/12	200,000,000	199,538,888	(b)(c)
Automatic Data Processing Inc.	0.060 - 0.070%	12/14/11	323,000,000	322,992,467	(b)(c)
BNZ International Funding Ltd.	0.371%	1/19/12	100,000,000	99,949,639	(b)(c)
BNZ International Funding Ltd.	0.461%	2/17/12	50,000,000	49,950,167	(b)(c)
BNZ International Funding Ltd.	0.461%	2/21/12	50,000,000	49,947,611	(b)(c)
BNZ International Funding Ltd.	0.461%	2/21/12	50,000,000	49,947,611	(b)(c)
Caisse D’Amortissement de la Dette Sociale	0.432%	5/25/12	200,000,000	199,989,340	(b)
Canadian Imperial Bank of Commerce	0.300%	2/10/12	182,750,000	182,641,873	(c)
Chevron Corp.	0.050%	12/8/11	100,000,000	99,999,028	(c)
Commonwealth Bank of Australia	0.386%	12/8/11	150,000,000	150,000,000	(a)(b)
Commonwealth Bank of Australia	0.386%	3/2/12	150,000,000	149,852,417	(b)(c)
Credit Suisse NY	0.250%	1/11/12	150,000,000	149,957,292	(c)

Credit Suisse NY	0.250%	1/11/12	100,000,000	99,971,528	(c)
DnB NOR Bank ASA	0.345%	4/2/12	150,000,000	150,000,000	(a)(b)
General Electric Capital Corp.	0.331%	3/6/12	50,000,000	49,956,000	(c)
General Electric Capital Corp.	0.331%	3/6/12	50,000,000	49,956,000

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
General Electric Capital Corp.	0.331%	3/7/12	$130,000,000	$129,884,408	(c)
General Electric Capital Corp.	0.381%	4/16/12	175,000,000	174,746,930	(c)
HSBC Bank PLC	0.461%	3/26/12	75,000,000	74,888,833	(b)(c)
ING U.S. Funding LLC	0.410%	1/20/12	75,000,000	74,957,292	(c)
National Bank of Canada	0.441%	3/7/12	75,000,000	74,911,083	(c)
Nestle Capital Corp.	0.331%	7/23/12	185,000,000	184,601,480	(b)(c)
NRW Bank	0.250%	12/2/11	200,000,000	199,998,611	(b)(c)
Rabobank USA Finance Corp.	0.421%	2/6/12	200,000,000	199,843,667	(c)
Siemens Capital Co. LLC	0.100%	12/7/11	175,000,000	174,997,084	(b)(c)
Skandinaviska Enskilda Banken AG	0.401%	12/19/11	98,000,000	97,980,400	(b)(c)
Skandinaviska Enskilda Banken AG	0.431%	1/6/12	165,000,000	164,929,050	(b)(c)
Westpac Banking Corp.	0.361%	2/3/12	125,000,000	124,920,000	(b)(c)

Total Commercial Paper				3,781,297,159

Corporate Bonds & Notes - 3.9%
Commonwealth Bank of Australia	0.572%	6/27/12	50,000,000	50,000,000	(a)(b)
HSBC Bank PLC	0.882%	8/3/12	30,000,000	30,086,324	(a)(b)
ING Bank NV	0.805%	2/2/12	50,000,000	50,004,667	(a)(b)
ING Bank NV	0.939%	2/2/12	125,000,000	125,000,000	(a)(b)
ING Bank NV	1.169%	3/30/12	65,000,000	65,083,090	(a)(b)
JPMorgan Chase & Co., Senior Notes	5.375%	10/1/12	9,500,000	9,863,429
New York Life Global Funding	0.331%	12/1/11	80,000,000	80,000,000	(a)(b)
Rabobank Nederland	0.620%	1/26/12	80,000,000	80,021,114	(a)(b)
Svenska Handelsbanken AB	0.611%	2/10/12	99,700,000	99,700,000	(a)(b)
Westpac Banking Corp.	0.424%	11/6/12	60,000,000	60,000,000	(a)(b)

Total Corporate Bonds & Notes				649,758,624

FDIC Backed Bonds & Notes - 2.2%
Barclays Bank PLC, Senior Notes	1.205%	12/19/11	150,000,000	150,068,934
Royal Bank of Scotland PLC	1.500%	3/30/12	75,000,000	75,280,898	(b)
Royal Bank of Scotland PLC, Senior Notes	0.925%	12/2/11	150,000,000	150,002,710

Total FDIC Backed Bonds & Notes				375,352,542

Medium-Term Notes - 1.4%
Eksportfinans ASA	0.438%	2/6/12	75,000,000	75,012,866	(a)
Toyota Motor Credit Corp.	0.603%	10/18/12	100,000,000	100,000,000	(a)
Westpac Banking Corp.	0.575%	5/25/12	65,000,000	65,000,000	(a)

Total Medium-Term Notes				240,012,866

Sovereign Bonds - 0.1%
Province of Ontario Canada	0.938%	5/22/12	25,000,000	25,065,470	(a)

Time Deposits - 22.6%
Bank of Nova Scotia	0.070%	12/1/11	205,000,000	205,000,000
Bank of Tokyo Mitsubishi	0.040%	12/1/11	525,000,000	525,000,000
Barclays Bank PLC Grand Cayman	0.120%	12/1/11	210,000,000	210,000,000
Citibank U.S.	0.120%	12/7/11	175,000,000	175,000,000
Commerzbank AG Grand Cayman	0.100%	12/1/11	120,000,000	120,000,000
Lloyds TSB Bank PLC	0.080%	12/1/11	505,000,000	505,000,000
National Australia Bank Grand Cayman	0.040%	12/1/11	300,000,000	300,000,000
National Bank of Canada	0.030%	12/1/11	325,000,000	325,000,000
RBS Finance	0.100%	12/1/11	196,712,000	196,712,000
Royal Bank of Canada NY	0.050%	12/1/11	94,746,000	94,746,000
Skandinaviska Enskilda Cayman	0.070%	12/1/11	355,000,000	355,000,000
Svenska Handelsbanken Grand Cayman	0.080%	12/1/11	200,000,000	200,000,000
Swedbank Grand Cayman	0.080%	12/1/11	590,000,000	590,000,000

Total Time Deposits				3,801,458,000

U.S. Government Agencies - 2.4%
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.080%	1/25/12	175,000,000	174,976,026	(a)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.270%	1/10/13	$50,000,000	$50,033,720	(a)
Federal National Mortgage Association (FNMA), Notes	0.247%	7/26/12	76,150,000	76,147,542	(a)
Federal National Mortgage Association (FNMA), Notes	0.277%	8/23/12	51,000,000	50,988,717	(a)
Federal National Mortgage Association (FNMA), Notes	0.280%	11/23/12	50,000,000	50,029,693	(a)

Total U.S. Government Agencies				402,175,698

U.S. Treasury Bills - 2.4%
U.S. Treasury Bills	0.100%	11/15/12	399,000,000	398,612,084	(c)

U.S. Treasury Notes - 3.0%
U.S. Treasury Notes	0.625%	6/30/12	322,665,000	323,427,303
U.S. Treasury Notes	1.750%	8/15/12	100,000,000	101,132,525
U.S. Treasury Notes	1.375%	9/15/12	75,000,000	75,745,624

Total U.S. Treasury Notes				500,305,452

Repurchase Agreements - 10.2%
Barclays Capital Inc., tri-party repurchase agreement dated 11/30/11; Proceeds at maturity - $715,001,986; (Fully collateralized by various U.S. government obligations, 0.000% due 5/15/22 to 5/15/24; Market value - $729,300,000)	0.100%	12/1/11	715,000,000	715,000,000
Interest in $1,400,000,000 joint tri-party repurchase agreement dated 11/30/11 with RBS Securities Inc.; Proceeds at maturity-$1,000,002,778; (Fully collateralized by various U.S. government agency obligations, 0.190% to 5.250% due 10/10/12 to 3/15/16; Market value - $1,020,002,119)	0.100%	12/1/11	1,000,000,000	1,000,000,000

Total Repurchase Agreements				1,715,000,000

TOTAL INVESTMENTS - 100.0% (Cost - $16,840,787,263#)				16,840,787,263
Other Assets in Excess of Liabilities - 0.0%				4,980,364

TOTAL NET ASSETS - 100.0%				$16,845,767,627

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2011, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$16,840,787,263	—	$16,840,787,263

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio

Notes to Schedule of Investments (unaudited) (continued)

seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2011, the Portfolio did not invest in derivative instruments and does not have any intentions to do so in the future.

3. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2012